OTHER CURRENTS ASSETS AND PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
OTHER CURRENTS ASSETS AND PREPAID EXPENSES [Text Block]

NOTE 12 OTHER CURRENT ASSETS AND PREPAID EXPENSES

	September	December
	30,	31,
	2011	2010
		(Restated)

Other receivables	$49,307	$62,792
Advances to suppliers	261,385	98,574
Rental deposits	175,892	16,498
Prepaid expenses	677,588	449,013
	$1,164,172	$626,877

6.	OTHER CURRENTS ASSETS AND PREPAID EXPENSES

Other current assets and prepaid expenses at December 31, 2010 and 2009, consisted of the following:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Other receivables	$79,290	$181,498
Advances to suppliers	98,574	35,322
Prepaid expenses	449,013	309,687
	$626,877	$526,507

Impairment losses on other receivables for the years ended December 31, 2010 and 2009 were $146,873 and $0 respectively. In 2007, Sichuan Shesays made an interest free loan to a third party for production of a TV series of which Sichuan Shesays would be one of the sponsors. The loan was recorded as other receivables. Since approval from the PRC government to release the TV series on television channels in the PRC was not granted, the Company determined that the loan was irrecoverable and recognized an impairment on the loan.